Income Tax (Restated) (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Components of income before income tax
(Loss) income from continuing operations	$ (17,774)	$ 97,524	$ (266,254)	$ 84,504
Net loss from discontinued operations	(104,678)		(297,530)
(Loss) income before Income tax	(17,774)	97,524	(88,882)	251,888	567,998	257,587
Income tax	128,220	75,263	177,372	167,384	305,246	179,647
Effective tax rate	(104.00%)	77.00%	(46.00%)	66.00%	54.00%	70.00%
UNITED STATES
Components of income before income tax
Net loss from discontinued operations	(104,678)		(297,530)
(Loss) income before Income tax	(489,315)		(807,091)
AUSTRALIA
Components of income before income tax
Net loss from discontinued operations
(Loss) income before Income tax	$ 366,863	$ 97,524	$ 420,679	$ 251,888	$ 567,998	$ 257,587